INVESTMENT IN FINANCE LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 89,759	$ 101,097
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(56,549)	(66,062)
Total investment in sales-type lease	53,530	55,355
Current portion	2,156	1,824
Long-term portion	51,374	53,531
Total investment in sales-type lease	53,530	55,355
Future minimum gross revenues [Abstract]
2012	11,307
2013	11,307
2014	11,307
2015	11,338
2016	11,307
Thereafter	33,193
Total minimum lease revenues	$ 89,759